Leases	12 Months Ended
Dec. 31, 2016
Leases disclosure
Leases disclosure [Text Block]

15.          LEASES

Rent expense was $197 million, $202 million and $215 million in 2016, 2015 and 2014, respectively.

Future minimum annual rental payments under noncancellable operating leases for 2017, 2018, 2019, 2020 and 2021 are $147 million, $118 million, $100 million, $80 million and $60 million, respectively, and $100 million for 2022 and thereafter.  Future sublease rental income aggregating approximately $4 million will partially offset these commitments.